Risk Management Activities - Hedged Items on the Statement of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Physical power sales | Cash flow hedges | Commodity risk management
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	$ (114)	$ (594)
Reserve of cash flow hedges	(129)	(279)
Foreign-denominated Debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	0	0
Reserve of cash flow hedges	$ (36)	$ (39)